Initial Public Offering - Additional Information (Detail) - $ / shares				1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 05, 2021	Mar. 04, 2021	Jul. 31, 2020	Jun. 11, 2019	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock issued during period shares					31,750,000
Haymaker III [Member]
Description of number of securities in each warrant						Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value, and one-fourth of one redeemable warrant (“Redeemable Warrant”).
Exercise price of warrant						$ 11.5
Requisites for warrants to become exercisable						The Redeemable Warrants will become exercisable on the later of 30 days after the completion of the Initial Business Combination or 12 months from the closing of the Initial Public Offering.
Stock issued during period shares						31,750,000
Class A Common Stock [Member] | Haymaker III [Member]
Temporary equity shares outstanding					31,750,000	31,750,000	0
Founder Shares [Member] | Class B Common Stock [Member] | Haymaker III [Member]
Stock issued during period shares	8,625,000		8,625,000
Sponsor [Member]
Shares subject to forfeiture					1,125,000
Sponsor [Member] | Haymaker III [Member]
Percentage of minimum shares to be maintained	20.00%
Shares subject to forfeiture						1,125,000
Sponsor [Member] | Founder Shares [Member] | Haymaker III [Member]
Percentage of minimum shares to be maintained	20.00%
Sponsor [Member] | Founder Shares [Member] | Class B Common Stock [Member] | Haymaker III [Member]
Temporary equity shares outstanding	1,125,000
Redeemable Warrant [Member] | Haymaker III [Member]
Description of number of securities in each warrant					Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value, and one-fourth of one redeemable warrant (“Redeemable Warrant”).
Requisites for warrants to become exercisable					The Redeemable Warrants will become exercisable on the later of 30 days after the completion of the Initial Business Combination or 12 months from the closing of the Initial Public Offering.
IPO [Member] | Haymaker III [Member]
Capital units sold				30,000,000
Price per capital unit				$ 10
IPO [Member] | Class A Common Stock [Member] | Haymaker III [Member]
Stock issued during period shares		30,000,000
Class of Warrant or Right [Domain] | Haymaker III [Member]
Exercise price of warrant					$ 11.5	$ 11.5
Over-Allotment Option [Member] | Haymaker III [Member]
Stock issued during period shares		233,333
Over-Allotment Option [Member] | Class A Common Stock [Member] | Haymaker III [Member]
Stock issued during period shares	1,750,000
Over-Allotment Option [Member] | Class B Common Stock [Member] | Haymaker III [Member]
Shares subject to forfeiture	687,500
Over-Allotment Option [Member] | Sponsor [Member] | Founder Shares [Member] | Haymaker III [Member]
Percentage of minimum shares to be maintained	20.00%